Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 943	$ 1,275	$ 1,079	$ 1,309
Provision for credit losses
Model changes		(1)		(1)
Originations	30	35	78	96
Maturities	(40)	(56)	(128)	(172)
Changes in risk, parameters and exposures	117	(11)	136	155
Write–offs	(94)	(95)	(269)	(301)
Recoveries	34	38	97	106
Exchange rate and other		(2)	(3)	(9)
Balance at end of period	990	1,183	990	1,183
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	310	491	422	480
Provision for credit losses
Model changes		(1)		(1)
Transfers to Stage 1	132	204	459	546
Transfers to Stage 2	(30)	(19)	(91)	(71)
Transfers to Stage 3		(1)	(1)	(2)
Originations	30	35	78	96
Maturities	(16)	(22)	(54)	(69)
Changes in risk, parameters and exposures	(133)	(195)	(520)	(485)
Exchange rate and other				(2)
Balance at end of period	293	492	293	492
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	550	680	569	733
Provision for credit losses
Transfers to Stage 1	(131)	(202)	(457)	(542)
Transfers to Stage 2	30	19	91	71
Transfers to Stage 3	(12)	(13)	(37)	(45)
Maturities	(24)	(34)	(74)	(103)
Changes in risk, parameters and exposures	200	151	521	489
Exchange rate and other				(2)
Balance at end of period	613	601	613	601
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	83	104	88	96
Provision for credit losses
Transfers to Stage 1	(1)	(2)	(2)	(4)
Transfers to Stage 3	12	14	38	47
Changes in risk, parameters and exposures	50	33	135	151
Write–offs	(94)	(95)	(269)	(301)
Recoveries	34	38	97	106
Exchange rate and other		(2)	(3)	(5)
Balance at end of period	$ 84	$ 90	$ 84	$ 90